Feasibility Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Feasibility Agreement

6. Feasibility Agreements

In September 2013, the Company entered into a feasibility agreement with a biopharmaceutical company. Under this agreement, the biopharmaceutical company will pay up to $500 for completing certain tasks and achieving certain milestones. In the event that the agreement is terminated in advance of the completion of the tasks/achievement of the milestones, the Company would be required to refund portions of the amounts received, based on the actual work completed/milestones achieved as of the date of termination. In the fourth quarter of 2014, the Company completed the tasks related to the first milestone at which time the $250 became non-refundable and therefore the Company recorded revenue of $250. The biopharmaceutical company has indicated that they will not proceed with the second phase of the agreement. The Company does not have any further obligations in connection with this agreement.

In October 2014, the Company entered into a feasibility agreement with a biotechnology company. Under this agreement, the biotechnology company will pay up to $700, of which $250 was a non-refundable payment due upon contract execution and $450 will be due upon the achievement of certain milestones. The Company is recognizing the non-contingent revenue of $250 on a straight-line basis over the twelve-month period expected to complete the Company’s performance obligations. If and when a contingent milestone payment is earned, the additional consideration to be received will be added to the total expected payments under the contract. As of March 31, 2015, the Company has recognized revenue of $250, has deferred revenue of $250 and has $250 in accounts receivable related to this agreement. In January 2015, the Company achieved the first milestone under the feasibility agreement triggering a payment due of $250. As of December 31, 2014, the Company had deferred revenue of $187 and had $250 in accounts receivable related to this agreement.

6. Feasibility Agreement

In September 2013, the Company entered into a feasibility agreement with a biopharmaceutical company. Under this agreement, the biopharmaceutical company will pay up to $500 for completing certain tasks and achieving certain milestones. In the event that the agreement is terminated in advance of the completion of the tasks/achievement of the milestones, the Company would be required to refund portions of the amounts received, based on the actual work completed/milestones achieved as of the date of termination. As of December 31, 2013, no milestones had been achieved and, accordingly, the Company did not record any revenue related to this agreement. As of December 31, 2013, the Company had accounts receivable and deferred revenue of $250 related to this agreement recorded on its balance sheet. In the fourth quarter of 2014, the Company completed the tasks related to the first milestone at which time the $250 became non-refundable and therefore the Company recorded revenue of $250. The biopharmaceutical company has indicated that they will not proceed with the second phase of the agreement. The Company does not have any further obligations in connection with this agreement.

In October 2014, the Company entered into a feasibility agreement with a biotechnology company. Under this agreement, the biotechnology company will pay up to $700, of which $250 was a non-refundable payment due upon contract execution and $450 will be due upon the achievement of certain milestones. The Company is recognizing the non-contingent revenue of $250 on a straight-line basis over the twelve-month period expected to complete the Company’s performance obligations. If and when a contingent milestone payment is earned, the additional consideration to be received will be added to the total expected payments under the contract. As of December 31, 2014, the Company has recognized revenue of $63, has deferred revenue of $187 and has $250 in accounts receivable related to this agreement. In January 2015, we achieved the first milestone under the feasibility agreement triggering a payment due of $250.